REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of net revenues, by revenue source

The following tables presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Years Ended December 31,
	2019	2020
Revenue Source	Revenue	Revenue	% Change
Distributors	$1,315,007	$438,745	(67)%
Amazon	133,787	87,965	(34)%
Online Sales	93,124	55,190	(41)%
Gold Leaf Distribution	70,555	332,371	371%
Shipping	70,339	24,663	(65)%
Sales Returns and Allowances	(51,159)	(28,707)	(44)%
Net Revenues	$1,631,653	$910,227	(44)%

Schedule of net revenues, by revenue source, as a percentage

The following tables presents our net revenues, by revenue source, as a percentage of total net revenues for the periods presented:

	Years Ended December 31,
Revenues	2019	2020
Distributors and Resellers	81%	48%
Amazon	8%	10%
Online Sales	6%	6%
Gold Leaf Distribution	4%	37%
Shipping	4%	3%
Sales Returns, and Allowances	(3)%	(3)%